Employee benefit plans - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Defined Benefit Plan [Abstract]
Estimated net defined benefit plan cost	$ 190,717	$ 152,247	$ 84,756
Contributed amount		$ 115,947	$ 89,270